Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net change in unrealized gains on securities, taxes	$ (55,020)	$ 75,389	$ (53,838)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (830)	$ 259	$ (1,881)